STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Series Twenty [Member] General Partner [Member]	Series Twenty [Member] Limited Partners [Member]	Series Twenty [Member]	Series Twenty One [Member] General Partner [Member]	Series Twenty One [Member] Limited Partners [Member]	Series Twenty One [Member]	Series Twenty Two [Member] General Partner [Member]	Series Twenty Two [Member] Limited Partners [Member]	Series Twenty Two [Member]	Series Twenty Three [Member] General Partner [Member]	Series Twenty Three [Member] Limited Partners [Member]	Series Twenty Three [Member]	Series Twenty Four [Member] General Partner [Member]	Series Twenty Four [Member] Limited Partners [Member]	Series Twenty Four [Member]	Series Twenty Five [Member] General Partner [Member]	Series Twenty Five [Member] Limited Partners [Member]	Series Twenty Five [Member]	Series Twenty Six [Member] General Partner [Member]	Series Twenty Six [Member] Limited Partners [Member]	Series Twenty Six [Member]	Series Twenty Seven [Member] General Partner [Member]	Series Twenty Seven [Member] Limited Partners [Member]	Series Twenty Seven [Member]	Series Twenty Eight [Member] General Partner [Member]	Series Twenty Eight [Member] Limited Partners [Member]	Series Twenty Eight [Member]	Series Twenty Nine [Member] General Partner [Member]	Series Twenty Nine [Member] Limited Partners [Member]	Series Twenty Nine [Member]	Series Thirty [Member] General Partner [Member]	Series Thirty [Member] Limited Partners [Member]	Series Thirty [Member]	Series Thirty One [Member] General Partner [Member]	Series Thirty One [Member] Limited Partners [Member]	Series Thirty One [Member]	Series Thirty Two [Member] General Partner [Member]	Series Thirty Two [Member] Limited Partners [Member]	Series Thirty Two [Member]	Series Thirty Three [Member] General Partner [Member]	Series Thirty Three [Member] Limited Partners [Member]	Series Thirty Three [Member]	Series Thirty Four [Member] General Partner [Member]	Series Thirty Four [Member] Limited Partners [Member]	Series Thirty Four [Member]	Series Thirty Five [Member] General Partner [Member]	Series Thirty Five [Member] Limited Partners [Member]	Series Thirty Five [Member]	Series Thirty Six [Member] General Partner [Member]	Series Thirty Six [Member] Limited Partners [Member]	Series Thirty Six [Member]	Series Thirty Seven [Member] General Partner [Member]	Series Thirty Seven [Member] Limited Partners [Member]	Series Thirty Seven [Member]	Series Thirty Eight [Member] General Partner [Member]	Series Thirty Eight [Member] Limited Partners [Member]	Series Thirty Eight [Member]	Series Thirty Nine [Member] General Partner [Member]	Series Thirty Nine [Member] Limited Partners [Member]	Series Thirty Nine [Member]	Series Forty [Member] General Partner [Member]	Series Forty [Member] Limited Partners [Member]	Series Forty [Member]	Series Forty One [Member] General Partner [Member]	Series Forty One [Member] Limited Partners [Member]	Series Forty One [Member]	Series Forty Two [Member] General Partner [Member]	Series Forty Two [Member] Limited Partners [Member]	Series Forty Two [Member]	Series Forty Three [Member] General Partner [Member]	Series Forty Three [Member] Limited Partners [Member]	Series Forty Three [Member]	Series Forty Four [Member] General Partner [Member]	Series Forty Four [Member] Limited Partners [Member]	Series Forty Four [Member]	Series Forty Five [Member] General Partner [Member]	Series Forty Five [Member] Limited Partners [Member]	Series Forty Five [Member]	Series Forty Six [Member] General Partner [Member]	Series Forty Six [Member] Limited Partners [Member]	Series Forty Six [Member]	General Partner [Member]	Limited Partners [Member]	Total
Partners' capital (deficit), Beginning balance at Mar. 31, 2019	$ 754,767	$ (754,767)	$ 0	$ 898,231	$ (898,231)	$ 0	$ 2,448,362	$ (2,448,362)	$ 0	$ 224,264	$ (224,264)	$ 0	$ (175,232)	$ 577,250	$ 402,018	$ (219,815)	$ 219,815	$ 0	$ (312,798)	$ 867,237	$ 554,439	$ (141,445)	$ 6,641,679	$ 6,500,234	$ (274,931)	$ 965,536	$ 690,605	$ (367,454)	$ (2,513,222)	$ (2,880,676)	$ 883,119	$ (883,119)	$ 0	$ (359,723)	$ 2,313,293	$ 1,953,570	$ (405,839)	$ 458,311	$ 52,472	$ (234,407)	$ (628,268)	$ (862,675)	$ (325,505)	$ (2,186,040)	$ (2,511,545)	$ (238,067)	$ 4,633,841	$ 4,395,774	$ (153,497)	$ 2,670,150	$ 2,516,653	$ (205,359)	$ 205,359	$ 0	$ (203,293)	$ 1,702,399	$ 1,499,106	$ (196,043)	$ 196,043	$ 0	$ (245,348)	$ (1,795,123)	$ (2,040,471)	$ (271,842)	$ (1,995,553)	$ (2,267,395)	$ (227,822)	$ 1,539,351	$ 1,311,529	$ (319,058)	$ 565,339	$ 246,281	$ (267,086)	$ (2,696,719)	$ (2,963,805)	$ (373,168)	$ (1,577,434)	$ (1,950,602)	$ (278,504)	$ (1,297,719)	$ (1,576,223)	$ (587,493)	$ 3,656,782	$ 3,069,289
Distributions	0	0	0	0	0	0	0	0	0	0	0	0	0	(584,813)	(584,813)	0	0	0	0	0	0	0	(7,318,360)	(7,318,360)	0	(669,692)	(669,692)	0	0	0	0	0	0	0	(2,572,942)	(2,572,942)	0	0	0	0	0	0	0	0	0	0	(5,893,687)	(5,893,687)	0	(3,044,292)	(3,044,292)	0	0	0	0	(2,939,459)	(2,939,459)	0	0	0	0	(804,301)	(804,301)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(23,827,546)	(23,827,546)
Net income (loss)	0	0	0	0	0	0	0	0	0	0	0	0	1,828	180,967	182,795	0	0	0	216	21,349	21,565	8,181	809,945	818,126	(209)	(20,704)	(20,913)	(685)	(67,853)	(68,538)	0	0	0	6,194	613,178	619,372	572	56,648	57,220	14,246	1,410,370	1,424,616	2,142	212,073	214,215	14,979	1,482,934	1,497,913	5,276	522,363	527,639	0	0	0	14,404	1,425,949	1,440,353	0	0	0	28,448	2,816,324	2,844,772	(282)	(27,913)	(28,195)	3,074	304,336	307,410	11,700	1,158,310	1,170,010	29,188	2,889,639	2,918,827	4,461	441,676	446,137	(1,027)	(101,660)	(102,687)	142,706	14,127,931	14,270,637
Partners' capital (deficit), Ending balance at Mar. 31, 2020	754,767	(754,767)	0	898,231	(898,231)	0	2,448,362	(2,448,362)	0	224,264	(224,264)	0	(173,404)	173,404	0	(219,815)	219,815	0	(312,582)	888,586	576,004	(133,264)	133,264	0	(275,140)	275,140	0	(368,139)	(2,581,075)	(2,949,214)	883,119	(883,119)	0	(353,529)	353,529	0	(405,267)	514,959	109,692	(220,161)	782,102	561,941	(323,363)	(1,973,967)	(2,297,330)	(223,088)	223,088	0	(148,221)	148,221	0	(205,359)	205,359	0	(188,889)	188,889	0	(196,043)	196,043	0	(216,900)	216,900	0	(272,124)	(2,023,466)	(2,295,590)	(224,748)	1,843,687	1,618,939	(307,358)	1,723,649	1,416,291	(237,898)	192,920	(44,978)	(368,707)	(1,135,758)	(1,504,465)	(279,531)	(1,399,379)	(1,678,910)	(444,787)	(6,042,833)	(6,487,620)
Distributions	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(1,466,663)	(1,466,663)	0	0	0	0	0	0	0	0	0	0	(1,466,663)	(1,466,663)
Net income (loss)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(471)	(46,630)	(47,101)	0	0	0	0	0	0	(128)	(12,686)	(12,814)	0	0	0	0	0	0	25,259	2,500,690	2,525,949	24,738	2,449,039	2,473,777	(433)	(42,872)	(43,305)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	139	13,785	13,924	6,633	656,630	663,263	504	49,868	50,372	4,884	483,522	488,406	571	56,511	57,082	(497)	(49,241)	(49,738)	61,199	6,058,616	6,119,815
Partners' capital (deficit), Ending balance at Mar. 31, 2021	$ 754,767	$ (754,767)	$ 0	$ 898,231	$ (898,231)	$ 0	$ 2,448,362	$ (2,448,362)	$ 0	$ 224,264	$ (224,264)	$ 0	$ (173,404)	$ 173,404	$ 0	$ (219,815)	$ 219,815	$ 0	$ (313,053)	$ 841,956	$ 528,903	$ (133,264)	$ 133,264	$ 0	$ (275,140)	$ 275,140	$ 0	$ (368,267)	$ (2,593,761)	$ (2,962,028)	$ 883,119	$ (883,119)	$ 0	$ (353,529)	$ 353,529	$ 0	$ (380,008)	$ 3,015,649	$ 2,635,641	$ (195,423)	$ 3,231,141	$ 3,035,718	$ (323,796)	$ (2,016,839)	$ (2,340,635)	$ (223,088)	$ 223,088	$ 0	$ (148,221)	$ 148,221	$ 0	$ (205,359)	$ 205,359	$ 0	$ (188,889)	$ 188,889	$ 0	$ (196,043)	$ 196,043	$ 0	$ (216,900)	$ 216,900	$ 0	$ (271,985)	$ (2,009,681)	$ (2,281,666)	$ (218,115)	$ 2,500,317	$ 2,282,202	$ (306,854)	$ 306,854	$ 0	$ (233,014)	$ 676,442	$ 443,428	$ (368,136)	$ (1,079,247)	$ (1,447,383)	$ (280,028)	$ (1,448,620)	$ (1,728,648)	$ (383,588)	$ (1,450,880)	$ (1,834,468)